Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2019
Personnel expense
Summary of total personnel expenses

Skr mn	2019	2018	2017
Salaries and remuneration to the Board of Directors and the CEO	-7	-7	-7
Salaries and remuneration to Senior Executives	-23	-21	-20
Salaries and remuneration to other employees	-161	-158	-162
Pensions	-60	-52	-58
Social insurance	-63	-59	-61
Other personnel expenses	-19	-14	-12
Total personnel expenses	-333	-311	-320

Summary of remuneration and other benefits to Board of Directors and Senior Executives

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2019	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee(3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-603	—	—	—	-603
Other members of the Board of Directors:
Cecilia Ardström	-308	—	—	—	-308
Anna Brandt(4)	—	—	—	—	—
Reinhold Geijer	-275	—	—	—	-275
Hans Larsson	-249	—	—	—	-249
Eva Nilsagård	-277	—	—	—	-277
Ulla Nilsson	-298	—	—	—	-298
Hélène Westholm(4), resigned March 28, 2019	—	—	—	—	—
Hanna Lagercrantz(4), from March 28, 2019	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(5)	—	-5,015	-25	-1,462	-6,502
Per Åkerlind, Head of Treasury and Capital Management and -Executive Vice President	—	-3,509	-30	-1,123	-4,662
Karl Johan Bernerfalk, General Counsel	—	-1,507	-23	-529	-2,059
Andreas Ericson, Head of Mid Corporates	—	-1,978	-28	-607	-2,613
Stefan Friberg, Chief Financial Officer (CFO)	—	-2,922	-27	-500	-3,449
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,353	-18	-508	-2,879
Jens Hedar, Head of Large Corporates	—	-2,224	-15	-649	-2,888
Petra Könberg, Head of Marketing & Business Development	—	-1,236	-33	-407	-1,676
Irina Slinko, acting Chief Risk Officer (CRO), resigned August 20, 2019	—	-1,159	-12	-365	-1,536
Anna-Lena Söderlund, acting Chief Risk Officer (CRO), from August 21, 2019, resigned October 27, 2019	—	-278	-6	-115	-399
Peter Svensén, Chief Risk Officer (CRO), from October 28, 2019	—	-471	-3	-80	-554
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,644	-42	-623	-2,309
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,484	-40	-759	-3,283
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,574	-16	-463	-2,053
Total	-2,010	-28,354	-318	-8,190	-38,872
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
(5)	The retirement age of the CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2018	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee(3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-612	—	—	—	-612
Other members of the Board of Directors:
Cecilia Ardström(C)	-287	—	—	—	-287
Anna Brandt	—	—	—	—	—
Reinhold Geijer(4)	-269	—	—	—	-269
Hans Larsson(4)	-250	—	—	—	-250
Eva Nilsagård. from April 24, 2018	-182	—	—	—	-182
Susanne Lithander, resigned April 24, 2018	-74	—	—	—	-74
Lotta Mellström, resigned April 24, 2018(5)	—	—	—	—	—
Ulla Nilsson	-287	—	—	—	-287
Hélène Westholm, from April 24, 2018	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,743	-88	-1,418	-6,249
Per Åkerlind, Head of Treasury and Capital Management and -Executive Vice President	—	-3,339	-85	-1,307	-4,731
Karl Johan Bernerfalk, General Counsel	—	-1,414	-33	-505	-1,952
Andreas Ericson, Head of Mid Corporates, from October 15, 2018	—	-410	-6	-146	-562
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,930	-25	-483	-3,438
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,326	-16	-493	-2,835
Jens Hedar, Head of Large Corporates, from October 15, 2018	—	-461	-5	-157	-623
Johan Henningsson, Head of Sustainability	—	-1,261	-27	-466	-1,754
Petra Könberg, Head of Marketing & Business Development	—	-1,143	-28	-384	-1,555
Jane Lundgren Ericsson, Head of Lending, resigned October 12, 2018	—	-1,943	-75	-610	-2,628
Ingela Nachtweij, acting Chief Information Officer (CIO), resigned January 31, 2018	—	-128	-2	-36	-166
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,471	-106	-556	-2,133
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,255	-108	-733	-3,096
Madeleine Widaeus, IT-chief, from February 1, 2018	—	-1,360	-11	-405	-1,776
Total	-1,961	-25,184	-615	-7,699	-35,459
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration is invoiced from their private companies in accordance with the state guidelines.
(5)	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
(6)	The retirement age of the CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2017	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee(3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-745	—	—	—	-745
Other members of the Board of Directors:
Cecilia Ardström	-344	—	—	—	-344
Jan Belfrage, resigned March 22, 2017	-72	—	—	—	-72
Anna Brandt, from November 21, 2017	—	—	—	—	—
Reinhold Geijer, from March 22, 2017	-213	—	—	—	-213
Hans Larsson, from March 22, 2017	-212	—	—	—	-212
Susanne Lithander	-263	—	—	—	-263
Lotta Mellström(5)	—	—	—	—	—
Ulla Nilsson	-273	—	—	—	-273
Teppo Tauriainen, resigned November 21, 2017(5)	—	—	—	—	—
Magnus Uggla, resigned March 22, 2017(4)	-46	—	—	—	-46
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,638	-97	-1,372	-6,107
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,278	-92	-1,159	-4,529
Karl Johan Bernerfalk, General Counsel	—	-1,372	-18	-447	-1,837
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,908	-19	-465	-3,392
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,252	-11	-485	-2,748
Johan Henningsson, Head of Sustainability	—	-1,191	-30	-435	-1,656
Petra Könberg, Head of Marketing & Business Development, from April 18, 2017	—	-830	-20	-220	-1,070
Jane Lundgren Ericsson, Head of Lending	—	-2,410	-98	-720	-3,228
Ingela Nachtweij, Acting Chief Information Officer (CIO), from January 10, 2017	—	-1,520	-27	-414	-1,961
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,415	-105	-536	-2,056
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,191	-112	-720	-3,023
Edvard Unsgaard, Head of Communication, resigned April 18, 2017	—	-314	-8	-102	-424
Total	-2,168	-24,319	-637	-7,075	-34,199
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration is invoiced from their private companies in accordance with the state guidelines.
(5)	Remuneration is not paid from the Company to the representatives on the Board of Directors, who are employed by the owner, the Swedish Government.
(6)	The retirement age of the CEO, Catrin Fransson is 65 years and the pension fee is 30 percent of her fixed salary.

Summary of information about pension plans

The total pension cost for defined benefit and defined contribution obligations are shown below

Skr mn	2019	2018	2017
Service cost	-6	-4	-5
Regulation of pension obligations	0	5	—
Interest cost, net	-2	-1	-1
Pension cost for defined benefit pensions, incl. payroll tax	-8	0	-6
Pension cost for defined contribution pension cost incl. payroll tax	-52	-52	-52
Pension cost recognized in personnel costs	-60	-52	-58

Actuarial gains and (losses) on defined benefit obligation during period	-16	-48	-7
Return above expected return, gains and (losses) on plan assets	12	0	3
Change in the effect of the asset ceiling excluding interest	—	—	—
Revaluation of defined benefit plans	-4	-48	-4

Net value of defined benefit pension obligations

Skr mn	2019	2018	2017
Defined benefit obligations	272	253	263
Plan assets	-189	-173	-223
Restriction to net defined benefit asset due to the asset ceiling	0	0	0
Provision for pensions, net obligation(1)	83	80	40

Summary of development of defined benefit obligations and assets

Development of defined benefit obligations

Skr mn	2019	2018	2017
Defined benefit obligation, opening balance	253	263	254
Service cost	6	4	5
Interest cost	5	6	7
Pension Payments incl. special payroll tax	-8	-9	-10
Other	0	-59	—
Actuarial (gains) and losses, effect due to changed demographic assumptions	—	—	—
Actuarial (gains) and losses, effect due to changed financial assumptions	25	46	9
Actuarial (gains) and losses, effect due to experience based outcome	-9	2	-2
Defined benefit obligation, closing balance	272	253	263

Development of plan assets related to defined benefit obligation

Skr mn	2019	2018	2017
Fair value of plan assets, opening balance	173	223	216
Expected return on plan assets	4	5	6
Contributions by the employer(1)	7	7	7
Benefits paid(2)	-7	-8	-8
Other(3)	0	-54	—
Return on plan assets excluding interest income	12	0	2
Fair value of plan assets, closing balance	189	173	223
(1)	Expected contribution from the employer in the following year is Skr 6 million (2018: Skr 6 million) excluding payroll tax.
(2)	Expected compensation paid in the following year is Skr 9 million (2018: Skr 8 million).
(3)	Regulation of pension obligations related to Venantius AB and its subsidiaries, which were liquidated in 2018.

Summary of plan assets

Distribution of plan assets related to defined benefit obligation

Skr mn	2019	2018	2017
Domestic equity investments	4	3	4
Foreign equity investments	17	12	16
Domestic government bonds	49	43	63
Domestic corporate bonds	22	26	40
Mortgage bonds	49	49	76
Other Investments	25	19	—
Properties	23	21	24
Total	189	173	223

Summary of principal actuarial assumptions used end of year

%	2019	2018	2017
Discount rate	1.7	2.1	2.5
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	2.0	1.6
Expected lifetime	DUS14	DUS14	DUS14
Expected turnover	5.0	5.0	5.0

Summary of sensitivity analysis of essential assumptions

	Negative outcome			Positive outcome
Discount rate	-1%		0.7%	+1%		2.7%
Defined benefit obligation			351			215
Service cost			8			5
Interest cost			2			6

Expected lifetime	+1	year		-1	year
Defined benefit obligation			286			260
Service cost			6			6
Interest cost			5			4

Summary of net reconciliation of pension liabilities

Skr mn	2019	2018	2017
Pension liabilities, opening balance	80	40	38
Net periodic pension cost	7	0	6
Contributions by the employer	-7	-7	-7
Net pension payments	-1	-1	-1
Revaluations recognized in other comprehensive income	4	48	4
Pension liabilities, closing balance	83	80	40

Summary of information about employees

Average number of employees	2019	2018	2017
Women	120	117	121
Men	121	126	131
Total average number of employees	241	243	252

Number of employees at year-end	2019	2018	2017
Women	123	118	122
Men	121	120	128
Total number of employees(1)	244	238	250
of which full-time employees	236	230	243
Allocation of women/men	50/50	49/51	48/52
of which part-time employees	8	8	7
Allocation of women/men	75/25	75/25	86/14
of which permanent employees	243	236	246
Allocation of women/men	51/49	50/50	49/51
of which temporary employees	1	2	4
Allocation of women/men	0/100	50/50	50/50
of which managers	31	29	31
of which non-management	213	209	219
(1)	In addition to its employees, SEK had 66 consultants (FTEs) engaged at year-end 2019.

Employees by age distribution	2019	2018	2017
Total number of employees	244	238	250
of which under the age of 30 years	12	13	16
of which between 30 and 50 years	127	127	142
of which over 50 years	105	98	92

Employee turnover	2019	2018	2017
Number of employees who left employment	30	32	31
of which women	16	12	12
of which men	14	20	19
of which under the age of 30 years	2	3	4
of which between 30 and 50 years	22	20	20
of which over 50 years	6	9	7

Health, %	2019	2018	2017
Absence due to sickness	2.5	3.1	3.3
Percentage of employees that use SEK’s fitness allowance	89	91	92

Equality and diversity	2019	2018	2017
Allocation of women/men on the Board of Directors	62/38	62/38	60/40
Allocation of women/men in SEK’s executive management	50/50	50/50	64/36
Allocation of women/men in-management positions	42/58	41/59	42/58
Allocation of women/men at SEK in total	50/50	51/49	49/51
Allocation of employees with foreign/Swedish background(1)	33/67	33/67	33/67
(1)

Foreign background is defined as “I was raised in a country other than Sweden (wholly or in part)”, “I was born in another country but raised in Sweden” and “I myself was born and raised in Sweden but have a parent/parents born and raised in another country”. The survey is conducted at least once every three years.

Employee development	2019		2018	2017
Percentage of employees who had a performance review (percent)	—	(1)	96	95
Average number of training days per employee (all employees are white-collar workers)	3		3	2